Income Taxes (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Net Operating Loss Carryforward	$ 4,357,000	$ 4,328,270
Other Assets	248,000	217,000
Deferred Tax Assets	4,605,000	4,545,270
Deferred Tax Liabilities:
Deferred Tax Liabilities	0	0
Net Deferred Tax Assets	4,605,000	4,545,270
Valuation Allowance	$ (4,605,000)	$ (4,545,270)